Stockholders’ (Deficit) Equity and Stock-Based Compensation - Stock-based compensation and expense, narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Total unrecognized compensation cost			$ 17.4	$ 196.5
Compensation expense	$ 16.5	$ 45.5	$ 174.0	$ 5.3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	0
Minimum
Class of Stock [Line Items]
Weighted-average period of total unrecognized compensation cost, in years			1 year 3 months 18 days
Maximum
Class of Stock [Line Items]
Weighted-average period of total unrecognized compensation cost, in years			1 year 7 months 24 days
Restricted Stock Units
Class of Stock [Line Items]
Total unrecognized compensation cost	$ 56.7
Weighted-average period of total unrecognized compensation cost, in years	2 years 8 months 4 days
Compensation expense	$ 0.0
Market-based RSUs
Class of Stock [Line Items]
Compensation expense	$ 8.0		$ 21.6